Schedule of Investments - Virtus WMC International Dividend ETF

July 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.5%
Australia - 7.0%
ANZ Group Holdings Ltd.	997	$19,683
APA Group	23,429	126,325
BHP Group Ltd.	2,768	69,820
CAR Group Ltd.	564	13,839
Fortescue Ltd.	6,819	77,872
Rio Tinto PLC	3,444	204,834
Sonic Healthcare Ltd.	2,235	39,657
Stockland	38,601	137,678
Transurban Group	14,450	128,336
Vicinity Ltd.	42,898	68,094
Total Australia		886,138
Austria - 1.1%
Mondi PLC	1,106	15,008
OMV AG	2,550	130,022
Total Austria		145,030
Belgium - 1.3%
Ageas SA/NV	418	28,502
Groupe Bruxelles Lambert NV	1,573	132,120
Total Belgium		160,622
Canada - 12.8%
Bank of Montreal	818	90,289
Bank of Nova Scotia (The)	3,778	210,195
BCE, Inc.	4,807	112,126
Canadian Imperial Bank of Commerce	2,764	197,545
Canadian Natural Resources Ltd.	711	22,506
Emera, Inc.	984	46,203
Enbridge, Inc.	4,711	213,348
IGM Financial, Inc.	421	13,940
Manulife Financial Corp.	6,288	194,549
Open Text Corp.	1,424	41,910
Pembina Pipeline Corp.	1,805	67,088
Royal Bank of Canada	139	17,836
TC Energy Corp.	3,219	153,702
TELUS Corp.	8,271	133,234
Toronto-Dominion Bank (The)	1,650	120,178
Total Canada		1,634,649
China - 1.9%
BOC Hong Kong Holdings Ltd.	27,446	123,420
SITC International Holdings Co., Ltd.	21,207	68,754
Yangzijiang Shipbuilding Holdings Ltd.	25,109	49,506
Total China		241,680
Finland - 1.7%
Elisa OYJ	1,067	54,990
Kesko OYJ Class B	1,158	25,214
Kone OYJ Class B	622	38,288
UPM-Kymmene OYJ	3,729	96,814
Total Finland		215,306
France - 8.8%
Amundi SA(1)	811	60,205
AXA SA	4,086	199,014
Bouygues SA	3,078	126,981
Carrefour SA	5,144	73,790
Covivio SA/France	845	54,918
FDJ UNITED	2,210	69,054
Gecina SA	984	96,798
Security Description	Shares	Value
COMMON STOCKS (continued)
France (continued)
Orange SA	3,063	$46,647
Publicis Groupe SA	256	23,430
Teleperformance SE	190	18,586
TotalEnergies SE	3,870	229,744
Vinci SA	891	123,644
Total France		1,122,811
Germany - 5.1%
Allianz SE	797	315,791
BASF SE	1,762	86,786
Deutsche Post AG	1,779	80,091
Evonik Industries AG	640	12,760
Mercedes-Benz Group AG	1,171	66,951
Siemens AG	351	90,086
Total Germany		652,465
Hong Kong - 0.7%
Hang Seng Bank Ltd.	3,512	51,271
Link REIT	4,466	24,975
Sino Land Co., Ltd.	11,425	13,172
Total Hong Kong		89,418
Italy - 7.7%
Banco BPM SpA	10,060	128,581
BPER Banca SpA	11,334	111,701
Enel SpA	10,805	95,353
Eni SpA	5,002	85,110
Generali	3,135	117,061
Intesa Sanpaolo SpA	37,900	229,017
Mediobanca Banca di Credito Finanziario SpA	3,171	69,987
Snam SpA	23,610	136,713
Total Italy		973,523
Japan - 17.0%
Astellas Pharma, Inc.	5,103	53,416
Canon, Inc.	2,563	73,083
Chugai Pharmaceutical Co., Ltd.	286	13,959
Daito Trust Construction Co., Ltd.	439	45,181
Disco Corp.	64	19,332
Honda Motor Co., Ltd.	13,879	144,404
Isuzu Motors Ltd.	5,081	65,618
Japan Tobacco, Inc.	5,821	166,678
Komatsu Ltd.	4,028	129,948
Lasertec Corp.	111	11,424
Marubeni Corp.	2,927	60,423
Mitsubishi Corp.	707	14,009
Mitsubishi UFJ Financial Group, Inc.	5,269	73,741
Mitsui & Co., Ltd.	2,780	57,148
Mizuho Financial Group, Inc.	2,530	75,195
MS&AD Insurance Group Holdings, Inc.	3,581	77,034
Murata Manufacturing Co. Ltd.	878	13,202
Obayashi Corp.	1,965	29,038
Otsuka Corp.	666	12,664
SBI Holdings, Inc.	1,610	60,450
SCREEN Holdings Co., Ltd.	277	22,006
SCSK Corp.	2,861	89,435
Sekisui House Ltd.	6,180	130,608
Subaru Corp.	810	14,930
Sumitomo Corp.	2,804	71,773

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

July 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	3,793	$96,963
Takeda Pharmaceutical Co., Ltd.	3,837	106,866
Tokio Marine Holdings, Inc.	1,709	69,403
Tokyo Electron Ltd.	397	71,950
Toyota Motor Corp.	12,490	223,337
Toyota Tsusho Corp.	3,014	69,374
Total Japan		2,162,592
Netherlands - 0.3%
Aegon Ltd.	2,625	18,825
ASML Holding NV	18	12,594
Koninklijke Ahold Delhaize NV	315	12,438
Total Netherlands		43,857
Norway - 2.9%
Aker BP ASA	5,671	137,295
Norsk Hydro ASA	3,377	20,108
Salmar ASA	2,033	82,589
Telenor ASA	8,416	129,186
Total Norway		369,178
Singapore - 3.9%
CapitaLand Ascendas REIT	5,951	12,788
CapitaLand Integrated Commercial Trust	7,695	13,038
DBS Group Holdings Ltd.	3,476	128,262
Oversea-Chinese Banking Corp. Ltd.	13,682	177,769
United Overseas Bank Ltd.	5,980	166,679
Total Singapore		498,536
Spain - 4.5%
ACS Actividades de Construccion y Servicios SA	749	51,627
Banco Bilbao Vizcaya Argentaria SA	11,694	195,374
CaixaBank SA	13,047	122,836
Iberdrola SA	922	16,156
Industria de Diseno Textil SA	2,016	96,421
Repsol SA	2,660	40,313
Telefonica SA	8,760	45,226
Total Spain		567,953
Sweden - 2.2%
Swedbank AB Class A	653	17,417
Tele2 AB Class B	6,358	98,267
Volvo AB Class B	5,535	158,995
Total Sweden		274,679
Switzerland - 3.0%
Partners Group Holding AG	62	84,079
SGS SA	354	36,086
Swisscom AG	23	16,013
Zurich Insurance Group AG	351	240,525
Total Switzerland		376,703
United Kingdom - 10.7%
Admiral Group PLC	2,859	129,055
British American Tobacco PLC	4,851	258,822
HSBC Holdings PLC	9,563	116,544
Imperial Brands PLC	4,199	163,812
Land Securities Group PLC	16,771	127,909
Legal & General Group PLC	44,517	150,977
Security Description	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
M&G PLC	11,411	$39,423
National Grid PLC	3,259	45,623
NatWest Group PLC	2,072	14,421
Phoenix Group Holdings PLC	15,414	135,168
Reckitt Benckiser Group PLC	1,178	88,241
Schroders PLC	10,516	54,302
Severn Trent PLC	367	12,839
Unilever PLC	214	12,458
WPP PLC	2,477	13,412
Total United Kingdom		1,363,006
United States - 4.9%
BP PLC	5,452	29,143
Novartis AG	1,379	159,911
Roche Holding AG	593	187,701
Sanofi SA	1,450	130,460
Swiss Re AG	643	115,776
Total United States		622,991
Total Common Stocks
(Cost $10,538,302)		12,401,137

PREFERRED STOCKS - 1.4%

Germany - 1.4%
Bayerische Motoren Werke AG, 5.61%	1,171	103,032
Volkswagen AG, 6.91%	733	77,059
Total Germany		180,091

Total Preferred Stocks
(Cost $184,306)		180,091

TOTAL INVESTMENTS - 98.9%
(Cost $10,722,608)		12,581,228
Other Assets in Excess of Liabilities - 1.1%		134,922
Net Assets - 100.0%		$12,716,150

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2025, the aggregate value of these securities was $60,205, or 0.5% of net assets.

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

July 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$12,401,137	$—	$—	$12,401,137
Preferred Stocks	180,091	—	—	180,091
Total	$12,581,228	$—	$—	$12,581,228

Sector Breakdown

As of July 31, 2025 (based on net assets)

Financials	37.7%
Industrials	11.0%
Energy	8.7%
Consumer Discretionary	7.8%
Consumer Staples	6.9%
Health Care	5.4%
Communication Services	5.4%
Real Estate	4.7%
Materials	4.6%
Utilities	3.8%
Information Technology	2.9%
Other Assets in Excess of Liabilities	1.1%
Total	100.0%